Goodwill - Summary of Goodwill (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period	[1]	£ 363.5
At end of the year / period		398.3	£ 363.5	[1]
Cost And Carrying Amount [Member]
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period	[1]	363.5	184.3
Additions		0.0	177.0	[1]
Measurement period adjustments		0.0	(1.3)	[1]
Transfer to asset held for sale		(1.6)	0.0	[1]
Exchange differences		36.4	3.5	[1]
At end of the year / period		398.3	363.5	[1]
Cost And Carrying Amount [Member] | Bio Vision CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period	[1]	179.7
At end of the year / period		0.0	179.7	[1]
Cost And Carrying Amount [Member] | Group CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
At beginning of the year / period	[1]	183.8
At end of the year / period		£ 398.3	£ 183.8	[1]

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.